Annual Total Returns[BarChart] - DWS S&P 500 Index Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.49%	15.29%	31.45%	12.91%	0.82%	11.18%	21.09%	(4.55%)	30.74%	17.80%